UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8985

LMP Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LMP CORPORATE LOAN FUND INC.

FORM N-Q

JUNE 30, 2007

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited)	June 30, 2007

FACE AMOUNT	SECURITY(a)(b)	VALUE
SENIOR COLLATERALIZED LOANS - 98.9%
Aerospace/Defense - 2.7%
$1,500,000	Be Aerospace Inc., Term Loan B, 7.090% to 7.140% due 9/28/07	$1,505,625
1,353,516	CACI International Inc., Term Loan, 6.820% to 6.860% due 9/10/07	1,352,248
1,376,775	ILC Industries Inc., First Lien Term Loan, 7.610% due 9/28/07	1,384,519
1,131,683	Standard Aero Holdings Inc., Term Loan, 7.570% due 7/31/07	1,133,805
1,036,757	Transdigm Inc., Term Loan B, 7.360% due 9/27/07	1,043,237

	Total Aerospace/Defense	6,419,434

Automotive - 2.8%
	Hertz Corp.:
319,366	Synthetic Letter of Credit, 7.110% due 9/21/07	321,175
1,521,671	Term Loan, 7.090% to 7.110% due 9/14/07	1,530,290
1,225,000	Kar Holdings, Term Loan B, 7.610% due 9/28/07	1,227,451
543,270	Keystone Automotive Industries Inc., Term Loan B, 8.820% to 10.750% due 9/28/07	528,670
2,522,970	Tire Rack Inc., Term Loan B, 7.070% to 7.110% due 9/28/07	2,532,431
328,909	United Components Inc., Term Loan D, 7.610% due 8/10/07	330,142

	Total Automotive	6,470,159

Broadcast Radio and Television - 3.4%
2,276,786	Citadel Communication Group, Term Loan B, 6.945% due 7/12/07	2,262,556
1,067,756	CMP Susquehanna Corp., Term Loan B, 7.350% to 7.387% due 8/9/07	1,072,873
429,825	Lodgenet Entertainment Corp., Term Loan B, 7.360% due 9/28/07	432,444
1,120,370	National Cinemedia Inc., Term Loan B, 7.110% due 9/13/07	1,119,469
1,175,380	Sun Media Corp., Term Loan B, 7.105% due 7/31/07	1,178,687
2,000,000	Univision Communications, Term Loan B, 7.605% due 7/30/07	1,975,288

	Total Broadcast Radio and Television	8,041,317

Building and Development - 6.6%
	Building Materials Holding Corp.:
672,775	Second Lien Term Loan, 11.125% due 7/18/07	661,562
1,990,013	Term Loan, 8.188% due 7/23/07	1,966,879
1,627,960	Capital Automotive REIT, Term Loan, 7.070% due 7/2/07	1,637,394
1,221,900	Contech Construction Products Inc., Term Loan, 7.320% to 7.340% due 9/28/07	1,227,246
	Custom Building Products Inc.:
1,000,000	Second Lien Term Loan, 10.320% due 7/27/07	998,542
1,281,893	Term Loan B, 7.570% due 7/31/07	1,284,030
173,015	Infrastrux Group Inc., Term Loan B, 8.570% due 7/30/07	173,448
279,255	Kyle Acquisition Group LLC, Term Loan B, 8.875% due 7/31/07	282,135
438,939	Maguire Properties Inc., Term Loan, 7.320% due 7/31/07	441,408
1,422,927	Panolam Industries International, Term Loan, 8.110% due 9/28/07	1,427,373
	Pike Electric Inc.:
242,779	Term Loan B, 6.875% due 8/10/07	242,880
276,262	Term Loan C, 6.875% due 8/16/07	276,378
2,481,250	Shea Capital I LLC, Term Loan, 7.360% due 9/28/07	2,440,930
2,500,000	South Edge LLC, Term Loan C, 7.375% due 7/31/07	2,484,375

	Total Building and Development	15,544,580

Business Equipment and Services - 9.5%
2,272,917	Acxiom Corp., Term Loan B, 7.070% due 7/16/07	2,284,993
200,000	Asset Acceptance, Term Loan B, 7.625% due 7/12/07	201,750
	Asurion Corp.:
1,113,372	First Lien Term Loan, 8.320% due 7/18/07	1,116,155
1,000,000	Second Lien Term Loan, 11.570% due 7/18/07	1,015,000
1,218,875	Beacon Sales Acquisition Inc., Term Loan B, 7.349% due 7/2/07	1,221,922

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY(a)(b)	VALUE
Business Equipment and Services - 9.5% (continued)
	Buhrmann U.S. Inc.:
$1,492,500	New Term Loan D, 7.110% due 9/18/07	$1,493,433
940,454	Term Loan D-1, 7.105% to 7.110% due 9/18/07	939,425
400,566	Coinstar Inc., Term Loan, 7.350% due 7/10/07	402,820
	Deluxe Entertainment Service Group Inc.:
103,079	Canadian Term Loan, 7.610% due 8/10/07	103,450
51,540	Letter of Credit, 5.260% due 7/2/07	51,725
100,000	Second Lien Term Loan, 11.360% due 8/10/07	101,125
1,154,489	Term Loan, 7.610% due 8/10/07	1,158,638
	Educate Services Inc:
470,000	First Lien Term Loan, 7.570% to 9.500% due 9/28/07	471,175
286,000	Second Lien, 10.570% due 7/31/07	288,145
1,175,881	Education Management Corp., Term Loan B, 7.125% due 7/2/07	1,172,697
333,334	Fleetcor Technologies Operating Co., LLC, Term Loan B, 7.570% to 7.610% due 9/4/07	334,584
833,333	Intralinks Inc, Term Loan, 8.070% due 7/20/07	833,333
	Jacobson Acquisition Co.:
800,000	Second Lien, 10.820% due 7/19/07	808,000
1,052,632	Term Loan B, 7.820% due 7/19/07	1,056,579
1,354,167	N.E.W. Customer Services Cos. Inc., First Lien Term Loan, 7.840% to 7.860% due 9/10/07	1,352,756
	Nasdaq Stock Market Inc.:
1,695,466	Term Loan B, 7.070% due 7/31/07	1,700,764
982,822	Term Loan C, 7.070% due 7/31/07	985,894
804,008	NCO Group, Term Loan, 8.360% to 10.250% due 9/28/07	806,772
687,500	Neff Corp., Second Lien Term Loan, 8.896% due 12/7/07	692,513
	Riskmetrics Group Holdings LLC:
249,375	Second Lien Term Loan, 10.860% due 9/28/07	252,492
250,000	Term Loan B, 7.610% due 9/28/07	251,250
383,822	Verifone Inc., Term Loan, 7.110% due 7/31/07	385,742
	West Corp.:
24,282	Term Loan B2, 7.730% to 7.763% due 9/28/07	24,395
786,097	Term Loan, 7.730% to 7.763% due 9/28/07	789,759

	Total Business Equipment and Services	22,297,286

Cable and Satellite Television - 4.0%
1,622,117	Bragg Communications Inc., New Term Loan B, 7.110% due 8/31/07	1,624,145
4,000,000	Insight Midwest Holdings LLC, Term Loan B, 7.350% due 7/5/07	4,014,064
250,000	Intelsat (Bermuda) Ltd., Term Loan, 7.855% due 8/2/07	250,569
	Persona Communication Inc.:
936,170	First Lien Term Loan, 8.070% to 10.000% due 9/28/07	942,606
1,872,340	Second Lien Term Loan, 11.350% due 7/2/07	1,901,595
701,754	Virgin Media Investment Holding, Term Loan B4, 7.356% due 7/16/07 (c)	705,452

	Total Cable and Satellite Television	9,438,431

Chemicals/Plastics - 4.4%
1,864,219	Georgia Gulf Corp., Term Loan, 7.820% due 7/6/07	1,879,560
1,037,020	Hercules Inc., Term Loan B, 6.820% due 7/16/07	1,038,641
516,129	Huish Detergents Inc., Term Loan B, 7.320% due 9/28/07	515,484
	Kik Custom Products:
583,334	Second Lien Term Loan, 10.360% due 9/25/07	581,511
653,846	Term Loan B, 7.610% due 9/25/07	655,072
2,695,000	Rockwood Specialties Group Inc., Tranche E Term Loan, 7.105% due 7/31/07	2,710,666
	Texas Petrochemicals Corp.:
382,166	Letter of Credit, 7.860% due 8/15/07	384,872
1,135,074	Term Loan B, 7.938% due 9/28/07	1,143,114

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY(a)(b)	VALUE
Chemicals/Plastics - 4.4% (continued)
$1,463,806	Unifrax Corp., Term Loan B, 7.625% due 7/31/07	$1,470,210

	Total Chemicals/Plastics	10,379,130

Clothing/Textiles - 0.9%
	Gold Toe Investment Corp.:
1,119,375	First Lien Term Loan, 8.110% due 7/30/07	1,127,071
375,000	Second Lien Term Loan, 11.360% due 7/30/07	380,859
498,317	William Carter Co., Term Loan B, 6.820% to 6.855% due 7/31/07	498,940

	Total Clothing/Textiles	2,006,870

Conglomerates - 1.0%
	Mark IV Industries Inc.:
495,000	First Lien Term Loan, 7.820% to 7.890% due 12/27/07	497,270
250,000	Second Lien Term Loan, 11.070% to 11.130% due 12/27/07	251,771
	TriMas Corp.:
281,250	Letter of Credit, 8.070% due 7/2/07	285,117
1,209,609	Term Loan B, 8.090% to 8.125% due 7/30/07	1,226,241

	Total Conglomerates	2,260,399

Containers and Glass Products - 2.1%
	Crown Americas LLC:
990,000	Term Loan, 7.110% due 8/15/07	991,114
1,980,000	Term Loan B, 7.110% due 8/15/07	1,982,227
1,875,000	Graphic Packaging International Inc., First Lien Term Loan, 7.320% to 10.250% due 9/28/07	1,883,203

	Total Containers and Glass Products	4,856,544

Cosmetics/Personal Care - 0.1%
255,511	Vi-Jon, Term Loan B, 7.570% to 7.610% due 8/24/07	256,150

Drugs — 1.7%
1,129,280	Cardinal Health Inc., Dollar Term Loan, 7.610% due 9/28/07	1,127,516
1,246,787	Leiner Health Products Group Inc., Term Loan B, 9.830% due 9/28/07	1,234,709
1,651,034	Royalty Pharma Finance Trust, Term Loan, 6.820% to 6.840% due 7/30/07	1,658,257

	Total Drugs	4,020,482

Ecological Services and Equipment - 0.9%
1,997,443	IESI Corp., Term Loan, 7.109% to 7.110% due 8/22/07	2,003,685

Electronics/Electric - 3.5%
471,969	Advanced Micro Devices Inc., Term Loan B, 7.360% due 9/28/07	471,700
	Attachmate Corp.:
333,334	Second Lien Term Loan, 12.110% due 9/28/07	338,751
748,125	Term Loan B, 8.590% due 7/2/07	752,333
	Bridge Information Systems Inc.:
417,396	Multi-Draw Term Loan, 11.000% due 9/28/07 (d)	31,305
774,078	Term Loan B, 11.250% due 9/28/07 (d)	58,056
	Dealer Computer Services:
1,000,000	Second Lien Term Loan, 10.860% due 9/28/07	1,025,000
1,461,311	Term Loan, 7.360% due 9/28/07	1,470,314
974,128	Intergraph Corp., First Lien Term Loan, 7.570% to 7.610% due 8/29/07	979,607
888,406	Sabre Inc., Term Loan B, 7.605% due 7/31/07	881,882
2,250,000	Travelport, Delayed Draw Term Loan	2,247,187

	Total Electronics/Electric	8,256,135

Equipment Leasing - 0.6%
166,444	Kinetic Concepts Inc., Term Loan B-2, 6.860% due 9/28/07	166,912

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY(a)(b)	VALUE
Equipment Leasing - 0.6% (continued)
$1,190,445	Rent-a-Center Inc., Term Loan B, 7.110% due 9/14/07	$1,194,537

	Total Equipment Leasing	1,361,449

Finance - 0.2%
432,433	Tishman Speyer, Term Loan, 7.070% due 7/5/07	434,505

Food Products - 3.6%
	American Seafoods Group LLC:
1,054,692	Term Loan B1, 7.110% due 9/28/07	1,057,658
829,601	Term Loan B2, 7.110% due 9/28/07	831,935
1,018,678	Del Monte Corp., Term Loan, 6.820% to 6.855% due 7/27/07	1,021,134
1,860,462	Michael Foods Inc., Term Loan B-1, 7.361% due 11/21/07	1,870,927
1,856,688	NPC International, Term Loan B, 7.070% to 7.110% due 11/5/07	1,860,750
1,897,092	Reddy Ice Group Inc., Term Loan, 7.105% due 7/12/07	1,901,243

	Total Food Products	8,543,647

Food/Drug Retailers - 1.2%
1,142,974	Sagittarius Brands Inc., Term Loan B, 7.610% due 9/28/07	1,148,332
748,125	Sbarro Inc., Term Loan B, 7.860% to 7.880% due 11/30/07	753,853
943,394	Smart & Final, First Lien Term Loan, 8.360% due 8/31/07	947,521

	Total Food/Drug Retailers	2,849,706

Forest Products - 2.4%
3,375,000	Domtar Inc., Term Loan, 6.735% due 7/12/07	3,365,297
	Smurfit-Stone Container Corp.:
205,115	Deposit Funded Loan, 7.320% due 7/2/07	206,292
1,035,575	Term Loan B, 7.375% due 9/4/07	1,041,519
261,990	Term Loan C, 7.375% due 9/4/07	263,642
629,754	Term Loan C1, 7.375% due 7/2/07	633,726

	Total Forest Products	5,510,476

Healthcare - 8.0%
498,750	Advanced Medical Optics Inc., Term Loan, 7.085% to 7.100% due 9/5/07	497,191
2,277,573	AMN Healthcare, Term Loan B, 7.110% due 9/28/07	2,281,133
	Carestream Health Inc.:
1,500,000	First Lien Term Loan, 7.340% due 7/31/07	1,503,564
1,000,000	Second Lien Term Loan, 10.590% due 7/31/07	1,013,750
3,125,260	Community Health Systems Inc., First Incremental Term Loan, 7.070% to 7.110% due 8/30/07	3,135,514
262,094	Conmed Corp., Institutional Term Loan, 7.070% to 9.000% due 9/28/07	262,258
3,250,000	Davita Inc., Term Loan B1, 6.850% to 6.880% due 12/31/07	3,258,378
1,207,284	Fresenius Medical Care Holdings Inc., Term Loan B, 6.735% due 9/28/07	1,208,077
1,492,500	Medassets Inc., Term Loan B, 7.820% due 7/30/07	1,493,433
1,125,207	Reable Therapeutics Finance LLC, Term Loan, 7.850% to 7.900% due 8/6/07	1,127,669
	Talecris Biotherepeutics Inc.:
482,406	First Lien Term Loan, 8.860% to 10.500% due 9/28/07	493,863
930,851	Second Lien Term Loan, 11.860% due 8/14/07	938,706
1,561,143	Vicar Operating Inc., Term Loan, 6.875% due 7/2/07	1,559,192

	Total Healthcare	18,772,728

Home Furnishings - 0.9%
	BL Sleep Innovations:
500,000	Second Lien Term Loan, 11.840% due 7/10/07	362,500
1,106,815	Term Loan, 8.090% due 7/10/07	1,007,202
774,472	Simmons Co., Term Loan D, 7.375% to 7.438% due 2/28/08	778,021

	Total Home Furnishings	2,147,723

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY(a)(b)	VALUE
Hotels/Motels/Inns and Casinos - 5.6%
$2,488,189	Alliance Gaming Corp., Term Loan B, 8.610% due 7/9/07	$2,510,349
1,855,583	Ameristar Casinos Inc., Initial Term Loan, 6.820% due 7/30/07	1,856,743
720,852	Green Valley Ranch Gaming LLC, First Lien Term Loan, 7.360% due 9/28/07	724,650
321,603	Greenwood Racing Inc., Term Loan B, 7.570% due 7/31/07	322,809
1,208,792	Isle of Capri Black Hawk LLC, Term Loan, 7.340% to 7.360% due 9/28/07	1,210,303
2,456,250	Penn National Gaming Inc, Term Loan B, 7.110% due 9/28/07	2,462,251
	Seminole Tribe of Flordia:
323,887	Term Loan, 6.875% due 9/5/07	323,988
1,093,117	Term Loan B2, 6.875% due 9/5/07	1,093,459
1,082,996	Term Loan B3, 6.875% due 7/17/07	1,083,335
1,562,500	Zuffa, Term Loan B, 7.375% due 7/19/07	1,558,594

	Total Hotels/Motels/Inns and Casinos	13,146,481

Industrial Equipment - 4.6%
282,430	Baldor Electric Co., Term Loan B, 7.125% due 7/30/07	283,607
	Electrical Components International Holding:
800,577	First Lien Term Loan, 7.630% due 8/28/07	803,079
338,505	Second Lien Term Loan, 11.860% due 8/15/07	341,890
976,559	Enersys Inc., New Term Loan, 7.106% to 7.150% due 9/24/07	982,052
1,736,382	Flowserve Corp., Term Loan, 6.875% due 9/28/07	1,739,421
298,786	Foamex International Inc., First Lien Term Loan, 7.570% to 7.606% due 7/16/07	298,342
1,225,000	Generac Power Systems Inc., First Lien Term Loan, 7.860% due 9/28/07	1,206,953
367,143	Goodman Global Holdings Inc., Term Loan C, 7.125% due 8/10/07	367,831
	Jacuzzi Brands:
114,637	First Lien Term Loan, 7.570% to 7.629% due 8/31/07	110,230
10,135	Letter of Credit, 7.595% due 7/2/07	9,746
166,666	Second Lien Term Loan, 11.348% to 11.379% due 8/31/07	154,166
2,415,913	Norcross Safety Products LLC, Term Loan, 7.400% due 8/7/07	2,424,973
1,929,617	Oshkosh Truck Corp., Term Loan B, 7.110% due 9/6/07	1,938,054

	Total Industrial Equipment	10,660,344

Insurance - 0.5%
1,117,134	Hilb, Rogal & Hobbs Co., Term Loan, 6.860% due 9/28/07	1,117,832

Leisure - 4.9%
694,215	Amscan Holdings Inc., Term Loan B, 7.625% due 7/25/07	695,806
	Auto Europe Group LLC:
628,954	First Lien Term Loan, 8.070% due 7/31/07	631,312
1,000,000	Second Lien Term Loan, 11.820% due 7/31/07	1,008,125
2,945,031	Regal Cinemas Inc., Term Loan, 6.860% due 9/28/07	2,953,445
750,000	Southwest Sports Group LLC, Term Loan, 7.875% due 9/28/07	750,235
1,852,069	Universal City Development Partners, L.P., Term Loan B, 7.350% to 7.360% due 9/18/07	1,867,117
3,518,180	Warner Music Group Acquisition Corp., Term Loan, 7.355% to 7.360% due 8/31/07	3,533,083

	Total Leisure	11,439,123

Non-Ferrous Metals/Materials - 2.2%
1,091,064	Compass Minerals Group Inc., Term Loan, 6.850% to 6.860% due 9/27/07	1,092,655
1,600,667	Freeport-McMoran Copper & Gold Inc., Term Loan B, 9.000% due 9/28/07	1,603,437
	Oxbow Carbon and Minerals Holdings LLC:
72,615	Delayed Draw Term Loan B, 7.320% to 7.360% due 9/28/07	72,714
826,953	Term Loan, 7.360% to 8.250% due 9/28/07	828,073

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY(a)(b)	VALUE
Non-Ferrous Metals/Materials - 2.2% (continued)
$1,464,235	Walter Industries Inc., Term Loan B, 7.070% to 7.110% due 9/14/07	$1,467,164

	Total Non-Ferrous Metals/Materials	5,064,043

Oil & Gas - 5.6%
	Alon USA Inc.:
130,785	Edgington Term Loan, 7.570% to 7.606% due 7/31/07	131,562
1,046,284	Paramount Term Loan, 7.570% to 7.606% due 9/28/07	1,052,497
706,873	Astoria Generating Co. Acquisitions LLC, Term Loan B, 7.340% due 8/24/07	709,966
	Coffeyville Resources LLC:
110,745	Letter of Credit, 8.349% due 7/2/07	111,575
570,752	Tranche D Term Loan, 8.349% to 10.250% due 9/28/07	578,600
1,837,500	Connacher, Term Loan B, 8.610% due 9/28/07	1,855,875
750,000	Dresser Inc., Term Loan B, 7.860% due 8/20/07	754,141
1,600,734	Helix Energy Solutions Group Inc., Term Loan B, 7.320% to 7.349% due 7/11/07	1,606,570
498,750	IFM Holdco, Term Loan B, 7.360% due 8/29/07	501,867
850,550	Semcrude, L.P., US Term Loan, 7.610% due 7/6/07	854,271
	Targa Resources:
378,682	Synthetic Letter of Credit, 7.239% due 7/2/07	380,871
1,550,228	Term Loan B, 7.355% to 7.360% due 9/28/07	1,559,190
447,500	Volnay Acquisition Co. I, Term Loan B, 7.360% due 9/28/07	451,509
	Western Refining Co., L.P.:
491,071	Delayed Draw Term Loan, 7.070% due 8/1/07	491,685
2,008,929	Term Loan, 7.070% due 7/2/07	2,011,440

	Total Oil & Gas	13,051,619

Publishing - 4.0%
1,592,920	Advanstar Communications Inc., First Lien Term Loan, 7.610% due 9/28/07	1,589,933
233,390	CBD Media Inc., Term Loan D, 7.820% due 7/31/07	234,654
1,564,653	Dex Media East LLC, Term Loan B, 6.840% to 6.860% due 9/28/07	1,564,831
2,159,723	Dex Media West LLC, Term Loan B2, 6.840% to 6.860% due 9/12/07	2,160,939
	Gatehouse Media Operating Inc.:
262,973	Delayed Draw Term Loan, 7.350% to 7.360% due 8/29/07	261,461
704,769	Term Loan B, 7.360% due 8/29/07	700,716
1,884,860	R.H. Donnelley Inc., Term Loan D-1, 6.860% due 9/28/07	1,885,921
125,000	Star Tribune, Second Lien Term Loan, 11.340% due 7/2/07	109,063
952,500	Wenner Media LLC, Term Loan B, 7.110% due 9/28/07	957,263

	Total Publishing	9,464,781

Retailers - 3.6%
1,350,877	Claire’s Stores Inc., Term Loan B, 8.110% due 9/28/07	1,329,770
1,985,037	CSK Automotive Inc., Term Loan, 8.353% due 7/10/07	2,012,332
460,526	J Crew Group, Term Loan B, 7.103% to 7.149% due 10/26/07	460,910
833,333	Michaels Stores Inc., Term Loan B, 7.625% due 7/30/07	826,505
2,582,278	Neiman-Marcus Group Inc., Term Loan, 7.320% to 7.360% due 9/6/07	2,594,180
1,243,750	Petco Animal Supplies Inc., Term Loan, 7.855% to 7.860% due 9/28/07	1,252,523

	Total Retailers	8,476,220

Steel - 0.9%
1,355,769	Excel Mining Systems, Term Loan, 8.320% due 7/30/07	1,357,294
	Tube City IMS Corp.:
81,081	Letter of Credit, 7.500% due 7/2/07	81,588
667,247	Term Loan, 7.570% due 7/2/07	671,417

	Total Steel	2,110,299

Surface Transport - 0.5%
	Coach America Holdings Inc.:

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY(a)(b)	VALUE
Surface Transport - 0.5% (continued)
$506,751	First Lien Term Loan B, 8.110% to 10.000% due 10/1/07	$508,810
500,000	Second Lien Term Loan, 11.860% due 9/25/07	501,250
103,419	Synthetic Letter of Credit, 5.258% due 7/2/07	103,839

	Total Surface Transport	1,113,899

Telecommunications/Cellular Communications - 3.4%
1,915,833	Centennial Communications Corp., New Term Loan, 7.360% due 9/28/07	1,927,637
798,750	Cincinnati Bell Inc., Term Loan, 6.820% due 8/2/07	797,876
1,500,000	Crown Castle Operating Co., Term Loan B, 6.820% to 8.899% due 9/6/07	1,501,641
2,000,000	FairPoint Communications Inc., Additional Replacement Term Loan, 7.125% due 9/28/07	2,003,438
801,988	Metropcs Wireless Inc., Term Loan B, 7.625% due 9/28/07	805,396
989,644	Ntelos Inc., First Lien Term Loan, 7.570% due 7/31/07	994,592

	Total Telecommunications/Cellular Communications	8,030,580

Utilities - 2.6%
	Covanta Holding Corp.:
164,948	Letter of Credit, 6.760% due 9/28/07	165,129
335,052	Term Loan B, 6.875% due 8/10/07	335,418
1,290,909	Energy Investors Funds, Term Loan, 7.082% to 7.100% due 10/11/07	1,298,977
598,125	LS Power Aquisition, Term Loan B, 7.360% due 9/28/07	598,592
	NE Energy Inc.:
105,691	Letter of Credit, 7.860% due 9/28/07	106,431
250,000	Second Lien Term Loan, 9.875% due 9/21/07	253,646
889,837	Term Loan B, 7.860% due 9/20/07	896,066
1,466,667	Reliant Energy Inc., LC Facility, 5.190% due 7/2/07	1,464,834
	TPF Generation Holdings LLC:
154,214	Letter of Credit, 7.370% due 7/2/07	155,046
48,343	Revolver, 7.370% due 7/2/07	48,604
814,874	Term Loan B, 7.350% due 7/2/07	819,267

	Total Utilities	6,142,010

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $231,704,842)	231,688,067

SHORT-TERM INVESTMENT - 1.1%
U.S. Government Agency - 1.1%
2,505,000	Federal Home Loan Bank (FHLB), Discount Notes, 4.800% due 7/2/07 (e) (Cost - $2,505,000)	2,505,000

	TOTAL INVESTMENTS - 100.0% (Cost - $234,209,842#)	234,193,067

(a)	The maturity date represents the last in range of maturity dates.

(b)	Interest rates disclosed represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(d)	Security is currently in default.

(e)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

LMP Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. U.S. government agency obligations are valued at the mean between the quoted bid and asked prices. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the quoted bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Collateralized senior loans are valued at readily ascertainable market values provided by an independent pricing service. Securities for which market quotations are not available are valued in good faith at fair value by or under the direction of the Board of Directors. In fair valuing a loan, Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Fund’s investment manager, a wholly-owned subsidiary of Legg Mason Inc. (“Legg Mason”), with the assistance of the Citigroup Alternative Investments LLC (“CAI”), the Fund’s sub-adviser, will consider among other factors: (1) the creditworthiness of the borrower and any party interpositioned between the Fund and the borrower; (2) the current interest rate, period until next interest rate reset and maturity date of the collateralized senior loan; (3) recent market prices for similar loans, if any; and (4) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions. LMPFA may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the collateralized senior loans held by the Fund have or could have occurred. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates fair value.

(b)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$784,009
Gross unrealized depreciation	(800,784)

Net unrealized depreciation	$(16,775)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Corporate Loan Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 24, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	August 24, 2007